Schedule Of Accounts Receivable Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross:		¥ 1,080	¥ 1,121
Less: allowance for expected credit loss of receivables		(108)	(39)	¥ (39)
Accounts receivable, net	$ 139	¥ 972	¥ 1,082